Significant Concentrations (Details) - SHAPEWAYS, INC	6 Months Ended		12 Months Ended
	Jun. 30, 2021 customer item	Jun. 30, 2020 customer	Dec. 31, 2020 customer item	Dec. 31, 2019 customer item
Customer concentration | Revenue
Concentration Risk [Line Items]
Number of customers	1	1	1	1
Customer concentration | Revenue | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	21.00%	21.00%	16.00%
Credit concentration | Accounts Receivable
Concentration Risk [Line Items]
Number of customers	1		2	2
Credit concentration | Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	76.00%		32.00%	41.00%
Credit concentration | Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	14.00%
Supplier concentration | Accounts Payable
Concentration Risk [Line Items]
Number of vendors | item	4		5	3
Supplier concentration | Accounts Payable | Vendor One
Concentration Risk [Line Items]
Concentration risk percentage	17.00%		18.00%	15.00%
Supplier concentration | Accounts Payable | Vendor Two
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%	11.00%
Supplier concentration | Accounts Payable | Vendor Three
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%	10.00%
Supplier concentration | Accounts Payable | Vendor Four
Concentration Risk [Line Items]
Concentration risk percentage	12.00%		11.00%
Supplier concentration | Accounts Payable | Vendor Five
Concentration Risk [Line Items]
Concentration risk percentage			10.00%